ACCOUNTS RECEIVABLE, NET (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of the year	$ 3,815	$ 1,727	$ 4,458
Charge to expenses	1,403	2,248	(2,661)
Write off	(883)	0	0
Exchange adjustment	256	(160)	(70)
Balance at end of the year	$ 4,591	$ 3,815	$ 1,727